Loans (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Composition of Net Loans
The composition of loans, net at December 31, 2018 and 2017 is as follows (in thousands):

	2018	2017
Real Estate:
Land Development and Construction	$41,134	$25,923
Farmland	14,498	16,905
1-4 Family Mortgages	88,747	95,925
Commercial Real Estate	203,595	191,736
Total Real Estate Loans	347,974	330,489
Business Loans:
Commercial and Industrial Loans	66,421	58,204
Farm Production and Other Farm Loans	907	922
Total Business Loans	67,328	59,126
Consumer Loans:
Credit Cards	1,648	1,310
Other Consumer Loans	12,372	14,680
Total Consumer Loans	14,020	15,990
Total Gross Loans	429,322	405,605
Unearned Income	(45)	(195)
Allowance for Loan Losses	(3,372)	(3,019)
Loans, net	$425,905	$402,391

Activity in Related Party Loans
Activity in related party loans during 2018 is presented in the following table.

Balance outstanding at December 31, 2017	$3,117,526
Principal additions	518,154
Principal reductions	(567,729)
Balance outstanding at December 31, 2018	$3,067,951

Year-End Non-Accrual Loans, Segregated by Class of Loans
Year-end non-accrual loans, segregated by class of loans, were as follows (in thousands):

	2018	2017
Real Estate:
Land Development and Construction	$—	$—
Farmland	200	366
1-4 Family Mortgages	1,831	2,131
Commercial Real Estate	7,612	4,891
Total Real Estate Loans	9,643	7,388
Business Loans:
Commercial and Industrial Loans	76	78
Farm Production and Other Farm Loans	31	32
Total Business Loans	107	110
Consumer Loans:
Other Consumer Loans	89	84
Total Consumer Loans	89	84
Total Nonaccrual Loans	$9,839	$7,582

Age Analysis of Past Due Loans, Segregated by Class of Loans
An age analysis of past due loans, segregated by class of loans, as of December 31, 2018 is as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days Past	Total Past	Current	Total	Days
	Past Due	Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$1,494	$54	$1,548	$39,586	$41,134	$54
Farmland	779	29	808	13,690	14,498	—
1-4 Family Mortgages	3,456	330	3,786	84,961	88,747	—
Commercial Real Estate	1,059	2,981	4,040	199,555	203,595	—
Total Real Estate Loans	6,788	3,394	10,182	337,792	347,974	54
Business Loans:
Commercial and Industrial Loans	1,672	21	1,693	64,728	66,421	—
Farm Production and Other Farm Loans	9	—	9	898	907	—
Total Business Loans	1,681	21	1,702	65,626	67,328	—
Consumer Loans:
Credit Cards	16	4	20	1,628	1,648	4
Other Consumer Loans	212	33	245	12,127	12,372	15
Total Consumer Loans	228	37	265	13,755	14,020	19
Total Loans	$8,697	$3,452	$12,149	$417,173	$429,322	$73

An age analysis of past due loans, segregated by class of loans, as of December 31, 2017 is as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days Past	Total Past	Current	Total	Days Past
	Past Due	Due	Due Loans	Loans	Loans	Due
Real Estate:
Land Development and Construction	$281	$—	$281	$25,642	$25,923	$—
Farmland	93	—	93	16,812	16,905	—
1-4 Family Mortgages	2,657	—	2,657	93,268	95,925	—
Commercial Real Estate	2,585	862	3,447	188,289	191,736	807
Total Real Estate Loans	5,616	862	6,478	324,011	330,489	807
Business Loans:
Commercial and Industrial Loans	32	—	32	58,172	58,204	—
Farm Production and Other Farm Loans	19	—	19	903	922	—
Total Business Loans	51	—	51	59,075	59,126	—
Consumer Loans:
Credit Cards	25	6	31	1,279	1,310	6
Other Consumer Loans	422	—	422	14,258	14,680	—
Total Consumer Loans	447	6	453	15,537	15,990	6
Total Loans	$6,114	$868	$6,982	$398,623	$405,605	$813

Impaired Loans, Segregated by Class of Loans
Impaired loans as of December 31, by class of loans, are as follows (in thousands):

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2018	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	269	269	—	269	—	135
1-4 Family Mortgages	1,153	1,062	91	1,153	27	728
Commercial Real Estate	10,601	5,209	3,675	8,884	374	6,489
Total Real Estate Loans	12,023	6,540	3,766	10,306	401	7,352
Total Loans	$12,023	$6,540	$3,766	$10,306	$401	$7,352

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2017	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	62
1-4 Family Mortgages	303	—	303	303	46	875
Commercial Real Estate	5,616	—	4,093	4,093	397	4,710
Total Real Estate Loans	5,919	—	4,396	4,396	443	5,647
Total Loans	$5,919	$—	$4,396	$4,396	$443	$5,647

Troubled Debt Restructurings Segregated by Class
The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
December 31, 2018	Loans	Investment	Investment
Commercial real estate	3	$4,871	$2,782
Total	3	$4,871	$2,782

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
December 31, 2017	Loans	Investment	Investment
Commercial real estate	3	$4,871	$3,047
Total	3	$4,871	$3,047

Changes in Troubled Debt Restructurings
Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of	Recorded
	Loans	Investment
Total at January 1, 2016	3	$3,858
Reductions due to:
Principal paydowns		(570)
Total at January 1, 2017	3	3,288
Reductions due to:
Principal paydowns		(241)
Total at January 1, 2018	3	3,047
Reductions due to:
Principal paydowns		(265)
Total at December 31, 2018	3	$2,782

Detailed Amount of Gross Loans Segregated by Loan Grade and Class
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2018 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$39,726	$840	$568	$—	$—	$41,134
Farmland	13,248	339	911	—	—	14,498
1-4 Family Mortgages	79,659	1,751	7,337	—	—	88,747
Commercial Real Estate	172,217	17,938	13,440	—	—	203,595
Total Real Estate Loans	304,850	20,868	22,256	—	—	347,974
Business Loans:
Commercial and Industrial Loans	63,994	81	2,346	—	—	66,421
Farm Production and Other Farm Loans	876	—	31	—	—	907
Total Business Loans	64,870	81	2,377	—	—	67,328
Consumer Loans:
Credit Cards	1,628	—	20	—	—	1,648
Other Consumer Loans	12,181	65	71	55	—	12,372
Total Consumer Loans	13,809	65	91	55	—	14,020

Total Loans	$383,529	$21,014	$24,724	$55	$—	$429,322
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2017 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$23,720	$2,116	$87	$—	$—	$25,923
Farmland	15,496	377	1,032	—	—	16,905
1-4 Family Mortgages	82,227	5,615	8,083	—	—	95,925
Commercial Real Estate	143,271	41,833	6,632	—	—	191,736
Total Real Estate Loans	264,714	49,941	15,834	—	—	330,489
Business Loans:
Commercial and Industrial Loans	55,081	2,990	133	—	—	58,204
Farm Production and Other Farm Loans	853	9	60	—	—	922
Total Business Loans	55,934	2,999	193	—	—	59,126
Consumer Loans:
Credit Cards	1,304	—	6	—	—	1,310
Other Consumer Loans	14,414	71	137	58	—	14,680
Total Consumer Loans	15,718	71	143	58	—	15,990

Total Loans	$336,366	$53,011	$16,170	$58	$—	$405,605

Net Chargeoffs Segregated by Class of Loans
Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2018	2017	2016
Real Estate:
Land Development and Construction	$55,908	$97,685	$(17,677)
Farmland	2,702	—	(934)
1-4 Family Mortgages	51,303	40,682	154,387
Commercial Real Estate	(197,839)	—	2,387,956
Total Real Estate Loans	(87,926)	138,367	2,523,732

Business Loans:
Commercial and Industrial Loans	11,683	164,191	(8,230)
Total Business Loans	11,683	164,191	(8,230)
Consumer Loans:
Credit Cards	36,494	(6,654)	9,285
Other Consumer Loans	21,272	44,526	(18,936)
Total Consumer Loans	57,766	37,872	(9,651)
Total Net Chargeoffs	$(18,477)	$340,430	$2,505,851

Detailed Activity in Allowance for Possible Loan Losses by Portfolio Segment
The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2018, 2017 and 2016:

	Real	Business
2018	Estate	Loans	Consumer	Total

Beginning Balance	$2,151,715	$346,781	$520,732	$3,019,228
Provision for (reversal of) loan losses	605,040	(113,257)	(157,793)	333,990
Chargeoffs	223,403	18,963	145,943	388,309
Recoveries	311,329	7,280	88,177	406,786

Net chargeoffs	(87,926)	11,683	57,766	(18,477)
Ending Balance	$2,844,681	$221,841	$305,173	$3,371,695

Period end allowance allocated to:
Loans individually evaluated for impairment	$401,347	$—	$—	$401,347
Loans collectively evaluated for impairment	2,443,334	221,841	305,173	2,970,348
Ending Balance	$2,844,681	$221,841	$305,173	$3,371,695

	Real	Business
2017	Estate	Loans	Consumer	Total

Beginning Balance	$3,117,134	$257,554	$528,108	$3,902,796
(Reversal of) provision for loan losses	(827,052)	253,418	30,496	(543,138)
Chargeoffs	168,841	165,685	102,567	437,093
Recoveries	30,474	1,494	64,695	96,663

Net chargeoffs	138,367	164,191	37,872	340,430
Ending Balance	$2,151,715	$346,781	$520,732	$3,019,228

Period end allowance allocated to:
Loans individually evaluated for impairment	$442,589	$—	$—	$442,589
Loans collectively evaluated for impairment	1,709,126	346,781	520,732	2,576,639
Ending Balance	$2,151,715	$346,781	$520,732	$3,019,228

		Business
2016	Real Estate	Loans	Consumer	Total
Beginning Balance	$5,238,895	$643,248	$591,560	$6,473,703
Provision for (reversal of) loan losses	401,971	(393,924)	(73,103)	(65,056)
Chargeoffs	2,567,499	8,035	65,311	2,640,845
Recoveries	43,767	16,265	74,962	134,994

Net chargeoffs	2,523,732	(8,230)	(9,651)	2,505,851
Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

Period end allowance allocated to:
Loans individually evaluated for impairment	$749,090	$37,803	$—	$786,893
Loans collectively evaluated for impairment	2,368,044	219,751	528,108	3,115,903
Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment
The Company’s recorded investment in loans as of December 31, 2018 and 2017 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

		Business
2018	Real Estate	Loans	Consumer	Total

Loans individually evaluated for impairment	$10,306	$—	$—	$10,306
Loans collectively evaluated for impairment	337,668	67,328	14,020	419,016

	$347,974	$67,328	$14,020	$429,322

	Real	Business
2017	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$4,396	$—	$—	$4,396
Loans collectively evaluated for impairment	326,093	59,126	15,990	401,209
	$330,489	$59,126	$15,990	$405,605

Schedule of Restructured Loans Activity [Table Text Block]
Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of	Recorded
	Loans	Investment
Total at January 1, 2016	3	$3,858
Reductions due to:
Principal paydowns		(570)
Total at January 1, 2017	3	3,288
Reductions due to:
Principal paydowns		(241)
Total at January 1, 2018	3	3,047
Reductions due to:
Principal paydowns		(265)
Total at December 31, 2018	3	$2,782